Other receivables (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Entity Information [Line Items]
Current accrued interest income, gross amount		₩ 3,146
Current accrued interest income, provision for impairment
Current accrued interest income, carrying amount		3,146
VAT refund receivable, gross amount	[2]	30,265	[1]	202,477
VAT refund receivable, provision for impairment	[1],[2]
VAT refund receivable, carrying amount	[2]	30,265	[1]	202,477
Subtotal, gross amount		33,411
Subtotal, provision for impairment
Subtotal, carrying amount		33,411
Non-Current accrued interest income, gross amount		247,458		153,887
Non-Current accrued interest income, provision for impairment		(247,458)		(151,822)
Non-Current accrued interest income, carrying amount				2,065
Total, gross amount		280,869		356,364
Total, provision for impairment		(247,458)		(151,822)
Total, carrying amount		₩ 33,411		₩ 204,542

[1]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.
[2]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.